Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	Average yield p.a. %		06/30/2026	12/31/2025
Cash and banks (1)	3.40%		14,413,123	9,881,326

Cash equivalents
Local currency
Fixed-term deposits	102.03	% of CDI	2,232,448	3,204,403

Foreign currency
Fixed-term deposits (2)	4.35%			2,094,024
			16,645,571	15,179,753
(1)Refers mainly to investments in foreign currency under the Sweep Account program, which is a remunerated account the balance of which is invested and made available automatically each day.
(2)Refers to Time Deposit investments, with maturities of up to 90 days, which are remunerated bank deposit with a specific maturity period and are subject to an insignificant risk of changes in value.